Real Estate Inventories (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impairment loss on real estate assets
Impairment loss on real estate assets		$ 128.3